Organization and Principal Activities (Details) - Schedule of Combined Financial Information of the VIE and its Subsidiaries - VIE and Subsidiaries [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 1,448,403	$ 583,793
Other current assets	1,251,801	2,022,671
Total current assets	9,329,212	7,456,573
Non-current assets	313,197	915,064
TOTAL ASSETS	9,642,409	8,371,637
Current liabilities:
Other current liabilities	3,560,887	2,976,159
Total current liabilities	3,897,139	4,071,531
Other non-current liabilities	499,622	560,796
TOTAL LIABILITIES	19,702,462	17,309,138
Shareholders’ deficit	(10,060,053)	(8,937,501)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	9,642,409	8,371,637
Net revenue	9,321,338	12,121,317	$ 10,481,737
Cost of revenue	(4,876,761)	(6,333,357)	(6,306,217)
Other operating expenses	(5,774,507)	(7,821,028)	(8,846,786)
Loss from operations	(1,329,930)	(2,033,068)	(4,671,266)
Other items	(51,480)	(128,580)	238,929
Net loss	(1,381,410)	(2,161,648)	(4,432,337)
Net cash used in operating activities	734,667	(336,986)	(3,279,062)
Net cash used in investing activities	(28,135)	(3,944,313)	(1,018,101)
Net cash provided by financing activities	2,913,437	3,677,274	$ 4,525,625
Related Party [Member]
Current assets:
Amounts due from related parties	6,629,008	4,850,109
Current liabilities:
Amounts due to related parties, current portion	336,252	1,095,372
Amounts due to related parties, non-current portion	$ 15,305,701	$ 12,676,811